1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

Richard Horowitz richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

August 14, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	CION Ares Diversified Credit Fund
File Nos. 333-212323 and 811-23165
Post-Effective Amendment No. 7 to the Registration Statement on Form N-2 (the “Registration Statement”)

Ladies and Gentlemen:

Pursuant to Rule 486(a) under the Securities Act of 1933, as amended, transmitted herewith on behalf of the CION Ares Diversified Credit Fund (the “Fund”), a closed-end management investment company, for filing via EDGAR is Post-Effective Amendment No. 7 to the Registration Statement. This purpose of this filing is to register Class W shares of the Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz